Note 4 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2021	138,802,385	(39,496,395)	99,305,990
- Depreciation for the year	-	(7,656,638)	(7,656,638)
- Vessel acquisitions and improvements	36,843,467	-	36,843,467
Balance, December 31, 2021	175,645,852	(47,153,033)	128,492,819
- Depreciation for the year	-	(10,757,177)	(10,757,177)
- Vessel acquisitions and improvements	37,802,299	-	37,802,299
- Sale of vessel	(28,079,236)	21,563,318	(6,515,918)
Balance, December 31, 2022	185,368,915	(36,346,892)	149,022,023